Other financing arrangements - Schedule of Repayments Due for Other Financing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 493.5
2026	490.8
2027	504.6
2028	513.2
2029	551.6
Thereafter	5,198.1
Other financing arrangements	$ 7,751.8	$ 4,656.5